SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Fair Value Measurements
	June 30, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$2,249	$-	$2,249

Total financial assets	$-	$2,249	$-	$2,249

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,646	$7,646
Derivative liabilities	-	18	-	18
Convertible debt	36,986	-	-	36,986

Total financial liabilities	$36,986	$18	$7,646	$44,650

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,349	$-	$1,349

Total financial assets	$-	$1,349	$-	$1,349

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$13,645	$13,645
Derivative liabilities	$-	$1,779	$-	$1,779
Convertible debt	$35,752	$-	$-	$35,752

Total financial liabilities	$35,752	$1,779	$13,645	$51,176

Schedule of liabilities measured at fair value using significant unobservable inputs (Level 3)
$

Total fair value as of January 1, 2015	13,645

Accretion of contingent liability related to acquisition	594
Reversal of contingent liability related to acquisition, net	(6,564)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	160
Reclassification to accrued expenses	(189)

Total fair value as of June 30, 2015	7,646